Property, Plant, and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Capitalized internal use software costs	$ 1.7	$ 3.5	$ 1.2